Schedule of Accounts receivable and prepaid expenses (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Prepaid expenses and deposits	$ 485,491	$ 386,218	$ 413,443
Environment protection agency overpayment (note 6)	30,000	170,729
Total	$ 515,491	$ 556,947	$ 413,443